Segment analysis (Tables)	12 Months Ended
Dec. 31, 2017
Segment analysis
Schedule of reconciliation of profit (loss) to Adjusted EBITDA

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Profit/(loss) for the year	63	(74)	(157)
Income tax (credit)/charge (Note 6)	(40)	55	70
Net finance expense (Note 5)	649	594	590
Depreciation and amortization (Notes 9, 10)	687	561	449
Exceptional operating items (Note 4)	149	145	89
Adjusted EBITDA	1,508	1,281	1,041

Schedule of segment results

The segment results for the year ended December 31, 2017 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$m	$m	$m	$m	$m
Revenue	3,339	1,931	1,549	1,777	8,596
Adjusted EBITDA	554	265	340	349	1,508
Capital expenditure	176	80	110	126	492
Segment assets	4,485	1,858	2,187	2,622	11,152

The segment results for the year ended December 31, 2016 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$m	$m	$m	$m	$m
Revenue	2,470	1,168	1,541	1,835	7,014
Adjusted EBITDA	404	154	328	395	1,281
Capital expenditure	80	39	99	133	351
Segment assets	4,159	1,934	1,998	2,755	10,846

The segment results for the year ended December 31, 2015 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$m	$m	$m	$m	$m
Revenue	1,839	435	1,619	1,902	5,795
Adjusted EBITDA	289	49	318	385	1,041
Capital expenditure	51	17	122	149	339
Segment assets	2,028	441	1,923	2,509	6,901

Schedule of total revenue and non-current assets, excluding derivative financial instruments, taxes, pensions and goodwill arising on acquisitions, in countries

	Year ended December 31,
	2017	2016	2015
Revenue	$m	$m	$m
U.S.	3,261	2,695	2,227
United Kingdom	879	801	738
Germany	801	726	639

	At December 31,
	2017	2016
Non-current assets	$m	$m
U.S.	2,218	2,307
Germany	1,025	801
United Kingdom	676	556